Submission	Nov. 06, 2025
Submission [Line Items]
Central Index Key	0001885408
Registrant Name	Jeffs' Brands Ltd
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A